Columbia Ultra Short Duration Municipal Bond Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.5%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	2.850%	300,000	300,000
Total Floating Rate Notes (Cost $300,000)			300,000

Municipal Bonds 80.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.8%
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	1,000,000	1,076,238
Arizona 2.6%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022 (Mandatory Put 09/01/27)
09/01/2052	5.000%	1,000,000	1,016,498
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Series 2017A
07/01/2026	5.000%	500,000	505,947
Total			1,522,445
California 3.9%
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2025C
07/01/2028	5.000%	310,000	327,427
San Francisco City & County Airport Commission(c)
Refunding Revenue Bonds
Second Series 2018
05/01/2027	5.000%	1,000,000	1,028,125
William S Hart Union High School District(d)
Unlimited General Obligation Bonds
2001 Election
Series 2005B (AGM)
09/01/2026	0.000%	1,000,000	979,308
Total			2,334,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 4.3%
Adams & Arapahoe Joint School District 28J Aurora
Unlimited General Obligation Bonds
Series 2025
12/01/2026	5.500%	1,000,000	1,029,936
City & County of Denver Airport System(c)
Revenue Bonds
Subordinated Series 2023
11/15/2027	5.000%	1,000,000	1,040,339
E-470 Public Highway Authority(e)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.464%	500,000	499,080
Total			2,569,355
District of Columbia 2.7%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	600,000	600,000
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Series 2024A
10/01/2026	5.000%	1,000,000	1,018,862
Total			1,618,862
Florida 5.1%
County of Broward Airport System(c)
Revenue Bonds
Series 2019G (AMBAC)
10/01/2027	5.000%	1,000,000	1,032,548
Greater Orlando Aviation Authority(c)
Prerefunded 10/01/27 Revenue Bonds
Subordinated Series 2017A
10/01/2030	5.000%	1,000,000	1,035,027
Miami-Dade County Housing Finance Authority
Revenue Bonds
St. Mary Towers Apartments
Series 2024 (FHA HUD) (Mandatory Put 10/01/26)
04/01/2041	3.400%	1,000,000	1,000,112
Total			3,067,687

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 1.7%
State of Illinois
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2026	5.000%	1,000,000	1,005,049
Iowa 0.7%
Iowa Finance Authority(c)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	435,000	434,393
Kentucky 1.8%
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	1,000,000	1,065,423
Maryland 3.6%
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2025B
08/01/2028	5.000%	2,000,000	2,129,030
Massachusetts 0.5%
Massachusetts Housing Finance Agency(f)
Revenue Bonds
Sustainable Bonds
Series 2025C-3
12/01/2029	3.100%	325,000	325,429
Michigan 2.5%
Wayne County Airport Authority(c),(g)
Refunding Revenue Bonds
Detroit Metro Wayne County Airport
Series 2017
12/01/2025	4.000%	1,500,000	1,500,115
Missouri 1.7%
City of St. Louis Airport(c)
Refunding Revenue Bonds
Series 2017B (AGM)
07/01/2027	5.000%	1,005,000	1,032,492
New Hampshire 1.3%
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/03/27)
06/01/2040	3.300%	750,000	752,244
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 5.0%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	979,642
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2025	5.000%	1,000,000	1,000,153
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Subordinated Series 2025D-2
11/01/2026	2.850%	1,000,000	1,000,258
Total			2,980,053
New York 7.2%
Lowville Academy Central School District
Unlimited General Obligation Notes
RANS
Series 2025
10/07/2026	4.000%	500,000	503,164
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2024
11/01/2027	5.000%	750,000	784,928
New York State Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2025E (Mandatory Put 05/01/30)
11/01/2065	3.150%	1,000,000	997,331
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2024-246
09/01/2026	5.000%	2,000,000	2,028,680
Total			4,314,103
North Carolina 3.4%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(b),(c)
Revenue Bonds
Project Aero
Series 2025 (Mandatory Put 12/01/26)
12/01/2027	3.125%	1,000,000	999,868
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Housing Finance Agency(b)
Revenue Bonds
Home Ownership - 1998 Trust Agreement
Series 2024 (GNMA) (Mandatory Put 01/15/26)
07/01/2056	3.200%	1,000,000	999,547
Total			1,999,415
Ohio 1.4%
State of Ohio
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	835,871
Pennsylvania 1.1%
Pennsylvania Economic Development Financing Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 01/15/26)
04/01/2049	3.450%	250,000	250,018
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	400,076
Total			650,094
Rhode Island 1.7%
Rhode Island Student Loan Authority(c)
Revenue Bonds
Series 2020A
12/01/2025	5.000%	1,000,000	1,000,164
Tennessee 1.7%
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	1,000,000	1,034,525
Texas 14.1%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	1,000,000	1,064,140
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2027	5.000%	830,000	861,376
Dallas County Utility & Reclamation District
Unlimited General Obligation Refunding Bonds
Series 2016
02/15/2028	5.000%	895,000	935,998
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
08/15/2026	5.000%	525,000	533,798
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
02/15/2028	5.000%	500,000	524,546
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,000,000	1,053,834
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	1,000,000	1,004,693
North Texas Municipal Water District Water System
Refunding Revenue Bonds
Series 2025
09/01/2027	5.000%	150,000	156,210
North Texas Tollway Authority
Refunding Revenue Bonds
First Tier
Series 2023A
01/01/2026	5.000%	1,000,000	1,001,899
State of Texas
Unlimited General Obligation Refunding Bonds
Series 2025
10/01/2029	5.000%	500,000	545,544
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	756,033
Total			8,438,071
Virginia 5.3%
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,000,000	2,057,721
Virginia Port Authority(c)
Refunding Revenue Bonds
Series 2016B Escrowed to Maturity
07/01/2026	5.000%	1,100,000	1,111,914
Total			3,169,635

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 3.0%
King County School District No. 411 Issaquah
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	600,111
Port of Seattle(c)
Revenue Bonds
Series 2025B
10/01/2028	5.000%	250,000	263,843
State of Washington(d)
Unlimited General Obligation Bonds
Series 2007E
12/01/2027	0.000%	1,000,000	947,448
Total			1,811,402
Wisconsin 2.6%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2024-2
05/01/2027	5.000%	1,500,000	1,551,902
Total Municipal Bonds (Cost $48,126,311)			48,218,857

Municipal Short Term 9.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.3%
City of Los Angeles
Revenue Notes
Series 2025
06/25/2026	2.340%	800,000	811,864
District of Columbia 1.5%
District of Columbia Housing Finance Agency(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/25)
09/01/2040	2.950%	875,000	875,000
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Mississippi 1.7%
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	3.960%	1,000,000	1,003,448
New Jersey 1.7%
City of Newark
Limited General Obligation Notes
BAN Series 2025
05/07/2026	3.100%	1,000,000	1,005,752
New York 3.1%
Town of Potsdam
Limited General Obligation Notes
Series 2025
07/23/2026	3.240%	835,000	838,843
Village of Bergen
Unlimited General Obligation Notes
Series 2025
08/27/2026	3.230%	1,000,000	1,005,384
Total			1,844,227
Total Municipal Short Term (Cost $5,530,220)			5,540,291

Money Market Funds 9.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.605%(h)	5,432,289	5,432,832
Total Money Market Funds (Cost $5,432,289)		5,432,832
Total Investments in Securities (Cost $59,388,820)		59,491,980
Other Assets & Liabilities, Net		244,696
Net Assets		$59,736,676
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of November 30, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(f)	Represents a security purchased on a when-issued basis.
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $1,500,115, which represents 2.51% of total net assets.

(h)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

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